Allowance for Loan Losses, Impaired Loans by Class (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Minimum amount of impaired loans or relationships	$ 250,000
Recorded investment	8,270,000	$ 12,115,000	$ 5,770,000
Unpaid principal balance	9,549,000	15,023,000	6,504,000
Average recorded investment	9,193,000	12,718,000	16,012,000
Interest income recognized	217,000	742,000	981,000
Interest income cash basis	201,000	576,000	1,142,000
Recorded investment	13,407,000	17,394,000	24,105,000
Unpaid principal balance	13,431,000	17,664,000	27,210,000
Related allowance	2,110,000	1,871,000	2,548,000
Average recorded investment	13,482,000	13,179,000	24,204,000
Interest income recognized	343,000	522,000	1,368,000
Interest income cash basis	302,000	512,000	1,136,000
Recorded investment	21,677,000	29,509,000	29,875,000
Unpaid principal balance	22,980,000	32,687,000	33,714,000
Average recorded investment	22,675,000	25,897,000	40,216,000
Interest income recognized	560,000	1,264,000	2,349,000
Interest income cash basis	503,000	1,088,000	2,278,000
Real Estate [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	4,279,000	12,115,000	5,770,000
Unpaid principal balance	5,014,000	15,023,000	6,504,000
Average recorded investment	5,013,000	12,718,000	14,540,000
Interest income recognized	107,000	742,000	847,000
Interest income cash basis	111,000	576,000	980,000
Recorded investment	13,407,000	13,080,000	24,105,000
Unpaid principal balance	13,431,000	13,160,000	27,210,000
Related allowance	2,110,000	1,590,000	2,548,000
Average recorded investment	13,482,000	13,179,000	24,204,000
Interest income recognized	343,000	522,000	1,368,000
Interest income cash basis	302,000	512,000	1,136,000
Real Estate [Member] | Construction & Land Development [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	0	3,308,000	0
Unpaid principal balance	0	4,359,000	0
Average recorded investment	0	3,479,000	599,000
Interest income recognized	0	217,000	35,000
Interest income cash basis	0	224,000	36,000
Recorded investment	823,000	842,000	5,777,000
Unpaid principal balance	823,000	842,000	5,777,000
Related allowance	222,000	126,000	1,166,000
Average recorded investment	828,000	829,000	6,345,000
Interest income recognized	19,000	48,000	383,000
Interest income cash basis	25,000	43,000	360,000
Real Estate [Member] | Farmland [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	0	0	0
Unpaid principal balance	0	0	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	0	0	0
Recorded investment	0	0	0
Unpaid principal balance	0	0	0
Related allowance	0	0	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	0	0	0
Real Estate [Member] | 1- 4 Family [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	606,000	1,368,000	441,000
Unpaid principal balance	885,000	1,656,000	441,000
Average recorded investment	885,000	397,000	472,000
Interest income recognized	25,000	72,000	28,000
Interest income cash basis	28,000	43,000	35,000
Recorded investment	2,527,000	2,052,000	2,427,000
Unpaid principal balance	2,551,000	2,068,000	2,620,000
Related allowance	699,000	598,000	25,000
Average recorded investment	2,527,000	2,062,000	1,643,000
Interest income recognized	65,000	97,000	121,000
Interest income cash basis	29,000	87,000	107,000
Real Estate [Member] | Multifamily [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	0	0	607,000
Unpaid principal balance	0	0	607,000
Average recorded investment	0	148,000	5,890,000
Interest income recognized	0	31,000	359,000
Interest income cash basis	0	34,000	382,000
Recorded investment	1,338,000	1,338,000	1,344,000
Unpaid principal balance	1,338,000	1,337,000	1,344,000
Related allowance	483,000	398,000	304,000
Average recorded investment	1,337,000	1,340,000	1,348,000
Interest income recognized	40,000	60,000	89,000
Interest income cash basis	45,000	55,000	96,000
Real Estate [Member] | Non-Farm Non-Residential [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	3,673,000	7,439,000	4,722,000
Unpaid principal balance	4,129,000	9,008,000	5,456,000
Average recorded investment	4,128,000	8,694,000	7,579,000
Interest income recognized	82,000	422,000	425,000
Interest income cash basis	83,000	275,000	527,000
Recorded investment	8,719,000	8,848,000	14,557,000
Unpaid principal balance	8,719,000	8,913,000	17,469,000
Related allowance	706,000	468,000	1,053,000
Average recorded investment	8,790,000	8,948,000	14,868,000
Interest income recognized	219,000	317,000	775,000
Interest income cash basis	203,000	327,000	573,000
Non-Real Estate [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	3,991,000	0	0
Unpaid principal balance	4,535,000	0	0
Average recorded investment	4,180,000	0	1,472,000
Interest income recognized	110,000	0	134,000
Interest income cash basis	90,000	0	162,000
Recorded investment	0	4,314,000	0
Unpaid principal balance	0	4,504,000	0
Related allowance	0	281,000	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	0	0	0
Non-Real Estate [Member] | Agricultural [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	2,346,000	0	0
Unpaid principal balance	2,681,000	0	0
Average recorded investment	2,326,000	0	0
Interest income recognized	70,000	0	0
Interest income cash basis	90,000	0	0
Recorded investment	0	2,650,000	0
Unpaid principal balance	0	2,650,000	0
Related allowance	0	262,000	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	0	0	0
Non-Real Estate [Member] | Commercial and Industrial [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	1,645,000	0	0
Unpaid principal balance	1,854,000	0	0
Average recorded investment	1,854,000	0	1,472,000
Interest income recognized	40,000	0	134,000
Interest income cash basis	0	0	162,000
Recorded investment	0	1,664,000	0
Unpaid principal balance	0	1,854,000	0
Related allowance	0	19,000	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	0	0	0
Non-Real Estate [Member] | Consumer and Other [Member]
Summary Of Allowance For Loan Losses On Impaired Loans [Line Items]
Recorded investment	0	0	0
Unpaid principal balance	0	0	0
Average recorded investment	0	0	0
Interest income recognized	0	0
Interest income cash basis	0	0	0
Recorded investment	0	0	0
Unpaid principal balance	0	0	0
Related allowance	0	0	0
Average recorded investment	0	0	0
Interest income recognized	0	0	0
Interest income cash basis	$ 0	$ 0	$ 0